Pensions and other post-employment benefits - Country detail (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) plan item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Net defined benefit
Net defined benefit balance	€ 992	€ 487
Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(23,501)	(24,780)	€ (24,079)
Defined benefit pension assets
Net defined benefit
Net defined benefit balance	25,688	26,297	24,603
Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (1,195)	(1,030)	(627)
United States
Net defined benefit
Number of defined benefit plans | plan	2
Percentage of total plan obligations of the largest defined benefit plan (as a percent)	98.00%
Number of unions with continuing coverage | item	2
Net defined benefit balance	€ 1,824	1,274
United States | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(17,379)	(18,774)
United States | Present value of defined benefit obligation | Increase (decrease) due to reclassification
Net defined benefit
Net defined benefit balance		(117)
United States | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	20,328	21,023
United States | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	(1,125)	(975)
United States Pension benefits
Net defined benefit
Net defined benefit balance	3,404	3,136
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(15,340)	(16,449)	(16,086)
United States Pension benefits | Present value of defined benefit obligation | Increase (decrease) due to reclassification
Net defined benefit
Net defined benefit balance		117	124
United States Pension benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	19,869	20,560	19,343
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	(1,125)	(975)	(573)
United States Post-employment benefits
Net defined benefit
Net defined benefit balance	(1,580)	(1,861)
United States Post-employment benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,039)	(2,325)	(2,384)
United States Post-employment benefits | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	€ 459	464	€ 397
Germany
Net defined benefit
Number of defined benefit plans | plan	2
Net defined benefit balance	€ (1,603)	(1,576)
Germany | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,847)	(2,808)
Germany | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	1,244	1,232
United Kingdom
Net defined benefit
Net defined benefit balance	485	465
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(1,231)	(1,147)
United Kingdom | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	1,716	1,612
Other Countries
Net defined benefit
Net defined benefit balance	286	324
Other Countries | Present value of defined benefit obligation
Net defined benefit
Net defined benefit balance	(2,044)	(2,051)
Other Countries | Defined benefit pension assets
Net defined benefit
Net defined benefit balance	2,400	2,430
Other Countries | Impact of the asset ceiling
Net defined benefit
Net defined benefit balance	€ (70)	€ (55)